Financial assets and liabilities - Short-term and long-term debt (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Oct. 13, 2021 MXN ($)	Dec. 31, 2019 MXN ($)	Jun. 20, 2019 MXN ($)
Short-term and long-term debt
Amortized transaction costs		$ (15,542)		$ (31,408)
Accrued interest and other financial cost		19,563		22,439
Financial debt without unamortized cost	$ 6,308,088
Total financial debt		5,354,633		6,276,680		$ 4,975,969
Less: Short-term maturities		1,558,884	$ 196,898	4,052,859		2,086,017
Long-term		3,795,749	$ 108,039	$ 2,223,821		$ 2,889,952
Spread on interest rate basis			0.25%	0.25%
28-day TIIE.
Short-term and long-term debt
Spread on interest rate basis			2.40%	2.40%		3.00%
Within one year
Short-term and long-term debt
Total financial debt				$ 4,058,088
Between one year and two years
Short-term and long-term debt
Total financial debt				583,333
Between two and three years
Short-term and long-term debt
Total financial debt				750,000
Between three and four years
Short-term and long-term debt
Total financial debt				916,667
Revolving line of credit
Short-term and long-term debt
Financial debt excluding accrued interest		$ 3,650,612		3,535,649
Total financial debt				$ 3,552,091
Interest rate basis	three-month LIBOR plus a spread of 260 basis points.	three-month LIBOR plus a spread of 260 basis points.
Spread on interest rate basis		2.60%	2.60%	2.60%
Revolving line of credit | Within one year
Short-term and long-term debt
Total financial debt				$ 3,552,091
Asset backed trust notes ("CEBUR"), in Mexican pesos
Short-term and long-term debt
Financial debt	$ 1,250,000	$ 1,500,000
Total financial debt				$ 2,755,997
Spread on interest rate basis					200.00%
Nominal amount of working capital facility (in USD)					$ 1,500,000		$ 1,500,000
Asset backed trust notes ("CEBUR"), in Mexican pesos | 28-day TIIE.
Short-term and long-term debt
Interest rate basis	TIIE 28 days plus 175 basis points.	TIIE 28 days plus 175 basis points.
Spread on interest rate basis		1.75%	1.75%	1.75%
Asset backed trust notes ("CEBUR"), in Mexican pesos | Within one year
Short-term and long-term debt
Total financial debt				$ 505,997
Asset backed trust notes ("CEBUR"), in Mexican pesos | Between one year and two years
Short-term and long-term debt
Total financial debt				583,333
Asset backed trust notes ("CEBUR"), in Mexican pesos | Between two and three years
Short-term and long-term debt
Total financial debt				750,000
Asset backed trust notes ("CEBUR"), in Mexican pesos | Between three and four years
Short-term and long-term debt
Total financial debt				$ 916,667
Second tranche Asset backed trust notes ("CEBUR"), in Mexican pesos
Short-term and long-term debt
Financial debt	$ 1,500,000
Second tranche Asset backed trust notes ("CEBUR"), in Mexican pesos | 28-day TIIE.
Short-term and long-term debt
Interest rate basis	TIIE 28 days plus 200 basis points.	TIIE 28 days plus 200 basis points.
Spread on interest rate basis		2.00%	2.00%	2.00%
Short-term working capital facility with Banco Sabadell S.A.
Short-term and long-term debt
Financial debt excluding accrued interest		$ 200,000
Interest rate basis	TIIE 28 days plus a spread of 300 basis points.	TIIE 28 days plus a spread of 300 basis points.
Spread on interest rate basis		3.00%	3.00%	3.00%
Minimum
Short-term and long-term debt
Interest rate basis	4.25
Maximum
Short-term and long-term debt
Interest rate basis	5.50
Maximum | 28-day TIIE.
Short-term and long-term debt
Spread on interest rate basis			10.00%	10.00%